Derivative Financial Instruments (Schedule Of Interest Rate Swaps Classified) (Details) (USD $) In Millions	Sep. 30, 2011
Derivative [Line Items]
Contingent consideration	$ 4.8
Level 1 [Member]
Derivative [Line Items]
Contingent consideration
Level 1 [Member] | Interest Rate Swap [Member]
Derivative [Line Items]
Interest rate swaps, Liabilities
Level 2 [Member]
Derivative [Line Items]
Contingent consideration
Level 2 [Member] | Interest Rate Swap [Member]
Derivative [Line Items]
Interest rate swaps, Liabilities
Level 3 [Member]
Derivative [Line Items]
Contingent consideration	4.8
Level 3 [Member] | Interest Rate Swap [Member]
Derivative [Line Items]
Interest rate swaps, Liabilities
Interest Rate Swap [Member]
Derivative [Line Items]
Interest rate swaps, Liabilities